Segment Information - Summary of Segment Information (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of operating segments [line items]
Segment assets	¥ 20,419,122	¥ 19,349,164	¥ 18,958,123
Provisions for product warranties	323,060
Write-down of inventories recognized as an expense	32,565	67,768	22,707
Unallocated corporate assets [member]
Disclosure of operating segments [line items]
Segment assets	682,842	519,780	530,809
Product warranties [member]
Disclosure of operating segments [line items]
Provisions for product warranties	¥ 247,194	¥ 219,575	¥ 198,016